COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contractual commitments	$ 0	$ 0	$ 0